Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related party balances and transactions [abstract]
Related party balances and transactions
35	Related party balances and transactions

The related parties of the Group that had transactions with the Group are as follows:

Names of related parties	Nature of relationship

Huaneng Group	Ultimate parent company
HIPDC	Parent company
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Supply Chain Platform Technology Co., Ltd. and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Shanghai Leading Energy Shipping Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Changjiang Environmental Protection Technology Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Yangquan Coal Industry Group Huaneng Coal Power Investment Co., Ltd.	An associate of the Company
Chongqing Huaneng Lime Company Limited	An associate of the Company
Jilin Zhanyu Wind Power Asset Management Co., Ltd.	An associate of the Company
Suzhou Sugao Renewables Service Co. Ltd.	An associate of the Company
Jiangyin Chengdongnan Thermal Power Co., Ltd.	An associate of the Company
Hainan Nuclear	An associate of the Company
Shandong Electric Power Trading Center	An associate of the Company
Shandong Lu Xin Energy Investment Management Co., Ltd.	An associate of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Huaneng Anyang Thermal Power Co., Ltd.	A joint venture of the Company
Luyi Power	A joint venture of the Company
Shanghai Time Shipping	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Jining Huayuan Thermal Power Co., Ltd.	A joint venture of the Company
Huaneng (Zhangzhou, Fujian) Energy Co., Ltd.	A joint venture of the Company
Yantai Gangneng Bulk Cargo Terminal Co., Ltd.	A joint venture of the Company
North United Power Corporation and its subsidiaries	Subsidiaries of Huaneng Group
Beijing Changping Huaneng Training Center	A subsidiary of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd.	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd.	A subsidiary of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Carbon Assets Management Company Limited	A subsidiary of Huaneng Group
Huaneng Qinghai Power Generation Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group

35Related party balances and transactions (continued)

The related parties of the Group that had transactions with the Group are as follows: (continued)

Names of related parties	Nature of relationship

Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd.	A subsidiary of Huaneng Group
Xi’an Thermal and its subsidiaries	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. (Great Wall Securities)	A subsidiary of Huaneng Group
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.	A subsidiary of Huaneng Group
China Hua Neng Group Hong Kong Limited	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd.	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with significant influence
Other government-related enterprises**	Related parties of the Company
*	Transactions with subsidiaries of Huaneng Group which also are associates of the Group are presented as transactions with subsidiaries of Huaneng Group for Note 35(a) and 35(b).
**

Huaneng Group is a state-owned enterprise. In accordance with the revised IAS 24 Related Party Disclosures, government-related enterprises, other than entities under Huaneng Group, which the PRC government has control, joint control or significant influence over, are also considered as related parties of the Group (“other government-related enterprises”).

The majority of the business activities of the Group are conducted with other government-related enterprises. For the purpose of the disclosure of the related party balances and transactions, the Group has established procedures to determine, to the extent possible, the identification of the ownership structure of its customers and suppliers as to whether they are government-related enterprises. However, many government-related enterprises have a multi-layered corporate structure and the ownership structures change over time as a result of transfers and privatization programs. Nevertheless, management believes that all material related party balances and transactions with other government-related enterprises have been adequately disclosed.

In addition to the related party information shown elsewhere in these financial statements, the following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and their related parties during the year and significant balances arising from related party transactions as at the year end.

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, and are based on normal commercial terms or better and with reference to the prevailing local market conditions.

35Related party balances and transactions (continued)

(a)	Related party balances
(i)	Cash deposits in related parties

	As at 31 December
	2020	2019
Deposits in Huaneng Finance - Savings deposits	8,067,854	9,529,586

For the year ended 31 December 2020, the annual interest rates for these savings deposits ranged from 0.35% to 1.49% (2019: from 0.35% to 1.35%).

(ii)	As described in Notes 23 and 29, certain loans of the Group were borrowed from Huaneng Group, Huaneng Finance, Tiancheng Financial Leasing and Hong Kong Asset Management.

(iii)	Except for those disclosed in Notes 23 and 29, the majority of the balances with Huaneng Group, HIPDC, subsidiaries of Huaneng Group, associates, joint ventures and other related parties are unsecured and repayable within one year. As at and for the years ended 31 December 2020 and 2019, no provision was made on receivable balances from these parties.

Accounts receivable, other receivables and assets, property, plant and equipment and other non-current assets comprise the following balances due from related parties:

	As at 31 December
	2020	2019
Due from Huaneng Group	36,683	464,087
Due from joint ventures	390,324	106,251
Due from subsidiaries of
Huaneng Group	156,422	125,288
Due from Huangtai #8
Power Plant	775,109	792,136

Total	1,358,538	1,487,762

(iv)	Accounts payable and other liabilities, lease liabilities and other non-current liabilities comprise the following balances due to related parties:

	As at 31 December
	2020	2019
Due to Huaneng Group	382,571	285,725
Due to HIPDC	13,788	13,430
Due to joint ventures	150,357	120,153
Due to subsidiaries of Huaneng Group	9,730,905	5,762,265

Total	10,277,621	6,181,573

35	Related party balances and transactions (continued)
(a)	Related party balances (continued)
(v)	As at 31 December 2020, included in long-term loans (including current portion) and short-term loans are loans payable to other government-related enterprises amounting to RMB196.9billion (2019: RMB186.8 billion).

The balances with government-related enterprises also included substantially all the accounts receivable due from domestic power plants of government-related power grid companies, the bank deposits placed with government-related financial institutions as well as accounts payable and other payables arising from the purchases of coal and property, plant and equipment construction and related labor service provided by other government-related enterprises. Except for bank deposits, these balances are unsecured and the majority of the balances are receivable/repayable within one year.

(b)	Related party transactions
(i)	Procurement of goods and receiving services

	For the year ended 31 December
	2020	2019	2018

Huaneng Group
Other purchases	415	570	506

HIPDC
Technical services and engineering contracting services	—	—	7

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	35,412,425	32,623,831	23,873,672
Technical services and engineering contracting services	1,445,088	1,776,442	1,121,516
Purchase of equipment	378,382	52,802	176,506
Purchase of heat	45,520	61,080	69,527
Other purchases	51,240	46,627	260

Joint ventures of the Group
Purchase of coal and transportation services	522,570	835,462	1,798,673
Entrusting other parties for power generation	23,611	—	10,127

Associates of the Group
Technical services and engineering contracting services	—	—	3,812
Purchase of equipment	27,241	38,387	—
Purchase of coal and transportation services	204,419	181,479	—
Other purchases	—	529	36,826

35Related party balances and transactions (continued)

(b)	Related party transactions (continued)
(ii)	Sales of goods and providing services

	For the year ended 31 December
	2020	2019	2018

Huaneng Group
Services provided	77,462	31,756	15,472

HIPDC
Services provided	370	124	1,067
Other sales	—	—	2,534

Subsidiaries of Huaneng Group
Sales of power generation quota	—	—	3,065
Sales of goods	—	—	637,059
Service provided	134,111	68,052	45,677
Other sales	48,574	2,922	11,399

Joint ventures of the Group
Service provided	82,229	52,602	392,744
Other sales	8,404	25,102	45,997

Huangtai #8 Power Plant
Service provided	—	—	2,830

35Related party balances and transactions (continued)

(b)	Related party transactions (continued)
(iii)	Other related party transactions

	For the year ended 31 December
	2020	2019	2018

(1) Rental charge paid
HIPDC	104,696	104,929	107,712
Subsidiaries of Huaneng Group	218,463	93,203	154,192
A joint venture of the Group	—	—	589
Huaneng Group	57	—	—

(2) Rental income received
A joint venture of the Group	8,659	7,448	7,448
Subsidiaries of Huaneng Group	1,978	2,400	3,609
Huangtai #8 Power Plant	19,689	21,253	22,497

(3) Net loans received from/(repaid to)
Subsidiaries of Huaneng Group	2,789,776	(11,369)	(113,430)
A joint venture of the Group	—	150,000	—

(4) Interest expense on loans
Huaneng Group	30,306	30,224	32,037
A joint venture of the Group	6,591	4,374	—
Subsidiaries of Huaneng Group	552,565	515,532	524,716

(5) Interest income on loans
Joint ventures of the Group	4,339	3,747	3,540
An associate of the Group	—	—	6,639

(6) Provide entrusted loans*
A joint venture of the Group	224,000	—	—

(7) Capital injection from a subsidiary of Huaneng Group
A subsidiary of Huaneng Group	278,073	227,569	379,906

(8) Capital injection to
Subsidiaries of Huaneng Group	94,500	94,770	320,680
Associates of the Group	185,261	43,427	142,579
Joint ventures of the Group	317,116	175,000	—

35	Related party balances and transactions (continued)
(b)	Related party transactions (continued)
(iii)	Other related party transactions (continued)

	For the year ended 31 December
	2020	2019	2018

(9) Entrusted management fee
Huaneng Group	14,370	12,340	15,000

(10) Trusteeship management income
Huaneng Group	4,822	4,821	5,110
Huangtai #8 Power Plant	3,240	—	—

(11) Net proceeds received from an investee with significant influence
Huangtai #8 Power Plant	9,822	41,328	60,246

(12) Profit compensation received
Huaneng Group	457,727	550,832	615,013

(13) Acquisition consideration (Note 39)
Subsidiaries of Huaneng Group	237,228	—	1,172,508

(14) Disposal consideration
Subsidiaries of Huaneng Group	—	1,050	—

(15) Pre-construction cost paid by
A subsidiary of Huaneng Group	—	—	90

(16) Finance lease payments received from
A subsidiary of Huaneng Group	—	—	57,676

(17) Collateral received under a loan agreement
An associate of the Group	—	—	96,902

* The entrusted loans were fully repaid in February 2021.

35	Related party balances and transactions (continued)
(b)	Related party transactions (continued)
(iii)	Other related party transactions (continued)

Transactions with government-related enterprises

For the years ended 31 December 2020 and 2019, apart from overseas segment, the Group sold substantially all its products to local government-related power grid companies. Please refer to Note 5 for details of sales information to major power grid companies.

For the years ended 31 December 2020 and 2019, other collectively-significant transactions with government-related enterprises also included a large portion of domestic fuel purchases, property, plant and equipment construction and related labour employed.

(c)	Guarantees

	As at 31 December
	2020	2019

(i) Long-term loans guaranteed by
- Huaneng Group	1,407,338	2,335,611
- HIPDC	—	2,014,800
(ii) Short-term loans guaranteed by
- Huaneng Group	—	687,470

(d)	Pre-tax benefits and social insurance of key management personnel

	For the year ended 31 December
	2020	2019	2018

Salaries	9,373	6,881	6,754
Pension	1,329	1,262	1,292

Total	10,702	8,143	8,046

(e)	Related party commitments

Related party commitments which were contracted but not recognized in the consolidated statement of financial position as at the end of the reporting period are as follows:

(i)	Capital commitments

	As at 31 December
	2020	2019
Subsidiaries of Huaneng Group	1,947,988	714,129

35	Related party balances and transactions (continued)
(e)	Related party commitments (continued)
(ii)	Investment commitment (Note 38)

	As at 31 December
	2020	2019
A joint venture of the Group	—	31,116

(iii)	Fuel purchase and transportation commitments

	As at 31 December
	2020	2019
Subsidiaries of Huaneng Group	1,519,364	2,174,241
A joint venture of the Group	131,810	143,614

(f)	Applicability of the Listing Rules relating to connected transactions

The related party transactions with HIPDC, Huaneng Group and its subsidiaries in respect of the purchase of coal and transportation services, equipment, technical services and engineering contracting services, leasing rental and interest expenses incurred by the Group as disclosed in Note 35(b) constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules. The disclosures required by Chapter 14A of the Listing Rules are provided in the section “Connected transactions” of the Directors’ Report of the Group for the year ended 31 December 2020.